23. Income Taxes (Details - Tax reconciliation) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes at U.S. Federal statutory rate	$ (3,161)	$ (1,219)	$ (9,232)
State taxes, net of federal benefit	(944)	(168)	(610)
Foreign taxes at different rate	314	902	1,059
Non-deductible expenses	(936)	(231)	345
Tax law changes	0	188	22,813
Valuation allowance	6,463	45,870	(17,752)
Other	(209)	0	5,086
Disposition of subsidiaries	0	(45,193)	0
Impairments and intangible amortization	0	0	(3,761)
Share Based Compensation	12	579	279
Gain on debt modification	0	(396)	(1,475)
(Reversal) accrual of tax penalty	(1,447)	0	3,385
Total provision for income taxes	$ 92	$ 332	$ 137